Sterling Capital International Index Fund | Prospectus, Class A and C Shares
Sterling Capital International Index Fund
Investment Objective
The Fund seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fees and expenses.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 23of the Fund’s prospectus and in “Sales Charges” on page 27 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)	[1]
Shareholder Fees Sterling Capital International Index Fund	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Sterling Capital International Index Fund		Class A Shares	Class C Shares
Management Fees		0.01%	0.01%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.57%	0.57%
Total Annual Fund Operating Expenses		0.83%	1.58%
[1]	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.

Example	[2]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital International Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A Shares	Class A Shares	655	825
Class C Shares	Class C Shares	161	499

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital International Index Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A Shares	Class A Shares	655	825
Class C Shares	Class C Shares	161	499

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs at the Master Portfolio level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. High turnover rates can also result in higher taxes to Fund shareholders that hold shares in a taxable account. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Strategy

To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Quantitative Master Series LLC, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity’s sake, all discussions of the Fund’s investment objective, strategies, and risks refer also to the Master Portfolio’s objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio will not attempt to buy or sell securities based on the economic, financial or market analysis of the investment manager to the Master Portfolio, but will employ a “passive” investment approach. This means that the investment manager of the Master Portfolio will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before deduction of expenses. The Master Portfolio will buy or sell securities only when its investment manager believes it is necessary to do so in order to match the performance of the MSCI EAFE Index.

The Master Portfolio will be substantially invested in securities of the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. Under normal circumstances, the Master Portfolio expects to invest more than 80% of its assets in securities that are included in the MSCI EAFE Index. The Master Portfolio may change its target index if the investment manager of the Master Portfolio determines that a different index would better enable the Master Portfolio to match the performance of the market segment represented by the current index.

The Master Portfolio will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. However, the Master Portfolio may not invest in all of the companies within a country represented in the MSCI EAFE Index or in the same weightings as the MSCI EAFE Index. Instead, the Master Portfolio may invest in a sample of equity securities included in the MSCI EAFE Index and in derivative instruments correlated with components of the MSCI EAFE Index as a whole based on a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the MSCI EAFE Index with fewer transaction costs than would be incurred through full replication.

Master/Feeder Structure. While Sterling Capital is the Fund’s named investment adviser, Sterling Capital receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BlackRock serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Master/Feeder Fund Expenses. The feeder funds that invest in the Master Portfolio bear the Master Portfolio’s expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions. Because the Fund invests all of its assets in the Master Portfolio, the Fund and its shareholders will bear the fees and expenses for the Fund and the Master Portfolio, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Principal Risks

The following are the principal risks of the Fund, which the Fund is exposed to through its investment in the Master Portfolio. Except as otherwise stated, references in this section to “the Fund” or “a Fund” relate to the Fund and the Master Portfolio.

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Foreign Securities Risk: The possibility that the Fund’s investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political, social or economic conditions, lack of timely and reliable financial information and other factors. Investments in the securities of foreign issuers also entail risks such as market illiquidity, high trading costs, restrictions and limits on foreign ownership, limited legal recourse, prohibitions on the repatriation of foreign currencies and other considerations. Income that the Fund receives from investing in foreign securities may be subject to withholding and other taxes, which reduces the yield. In addition, foreign settlement procedures and trade regulators involve increased risk (such as delay in payment or delivery or securities). Custodial and/or settlement systems may not be fully developed in certain foreign markets, which involves additional risks.

Index Fund Risk: An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the MSCI EAFE Index as closely as possible, it will tend to underperform the MSCI EAFE Index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Selection Risk: Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

For more information about the Fund’s risks, please see the Fund’s prospectus or SAI.

Performance
Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus.

[1]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the Master International Index Series, a series of Quantitative Master Series LLC (the "Master Portfolio") and the Fund.
[2]	The example reflects the expenses of both the Master Portfolio and the Fund.